Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 21,515	$ 0
Accounts receivable	2,005	18,108
Prepaid expenses	9,054	4,874
Inventory	453,002	361,028
Total Current Assets	485,576	384,010
Property and Equipment, net	2,501	3,057
Other Asset
Security deposit	1,600	1,600
TOTAL ASSETS	489,677	388,667
Current Liabilities
Accounts payable and accrued expenses	357,909	237,596
Loans payable	76,202	75,586
Stock redemption payable - current portion	0	45,000
Total Current Liabilities	434,111	358,182
Long-term debt	0	0
TOTAL LIABILITIES	434,111	358,182
STOCKHOLDERS' EQUITY
Common stock, no par value, 200 shares authorized, 13,340,200 and 13,000,000 shares issued and outstanding	1,334	1,300
Additional paid-in capital	77,966	0
Retained earnings (deficit)	(23,734)	29,185
TOTAL STOCKHOLDERS' EQUITY	55,566	30,485
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 489,677	$ 388,667